Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – Managed Risk U.S. Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk U.S. Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Managed Risk U.S. Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 412,041,510
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 412,041,510
Total number of portfolio holdings	37
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Derivative Exposure
Long
Credit Risk	2.7%
Equity Risk	3.9%
Interest Rate Risk	4.8%
Short
Equity Risk	33.3%
Interest Rate Risk	0.3%
Asset Categories

Variable Portfolio – Managed Risk U.S. Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk U.S. Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Managed Risk U.S. Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 412,041,510
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 412,041,510
Total number of portfolio holdings	37
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	2.7%
Equity Risk	3.9%
Interest Rate Risk	4.8%
Short
Equity Risk	33.3%
Interest Rate Risk	0.3%
Asset Categories